CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units Number	Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrants USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2012				$ 283,482,779	$ 5,171,603		$ 19,762,883	$ (302,209,087)	$ 211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss								(15,436,410)
Other comprehensive loss									(214,257)
Stock option compensation							594,517
Fair value of options exercised				508,175			(508,175)
Fair value of warrants issued						543,915
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				677,718
Option exercises (in shares)		1,560,188
Debt settlement				2,175
Debt settlement (in shares)		750
Balance at Dec. 31, 2013	(2,933,915)			289,149,413	5,171,603	543,915	19,849,225	(317,645,497)	(2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss	(168,188)
Common shares issued for:
Option exercises				68,250
Option exercises (in shares)		37,500
Net loss								(7,160,950)
Other comprehensive income									54,973
Fair value of options exercised				52,267			(52,267)
Equity Units converted to shares		499,275	(499,275)
Equity component - convertible notes					5,749,267
Balance at Jun. 30, 2014	$ (4,222,375)			$ 289,269,930	$ 10,920,870	$ 543,915	$ 19,796,958	$ (324,806,447)	$ 52,399
Balance (in shares) at Jun. 30, 2014		76,059,186	961